Related parties disclosure (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related Parties Disclosure - Schedule of Subsidiary/Parent Ownership Interest

As at June 30, 2025, the condensed consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at June 30, 2025	% ownership as at December 31, 2024	Nature of business
SEALSQ France SAS	France	2010	EUR 1,473,162	100%	100%	Chip manufacturing, sales & distribution
SEALSQ Japan KK	Japan	2017	JPY 1,000,000	100%	100%	Sales & distribution
SEALSQ France Taiwan Branch	Taiwan	2017	TWD 100,000	100%	100%	Sales & distribution
SEALSQ USA Ltd	U.S.A.	2024	Nil	100%	100%	Sales & distribution

Related Parties Disclosure - Schedule of Related Party Transactions
		Receivables as at		Payables as at		Net expenses to		Net income from
	Related Parties	June 30,	December 31,	June 30,	December 31,	in the six months ended June 30,		in the six months ended June 30,
	(in USD'000)	2025 (unaudited)	2024	2025 (unaudited)	2024	2025 (unaudited)	2024 (unaudited)	2025 (unaudited)	2024 (unaudited)
1	Carlos Moreira	—	—	3,283	953	—	—	—	—
2	John O'Hara	—	—	259	381	—	—	—	—
3	Ruma Bose	—	—	21	13	125	28	—	—
4	Cristina Dolan	66	—	—	13	136	12	—	—
5	David Fergusson	35	—	—	—	108	9	—	—
6	Eric Pellaton	—	—	16	13	124	13	—	—
7	Peter Ward	—	—	—	—	1,472	—	—	—
8	Hossein Rahnama	—	—	9	—	12	—	—	—
9	Danil Kerimi	—	—	—	13	27	44	—	—
10	WISeKey International Holding AG	3,218	—	4,071	4,821	500	2,066	1,662	—
11	WISeKey SA	73	—	387	237	495	510	—	—
12	WISeKey Semiconductors GmbH	—	—	—	—	—	84	—	—
13	WISeCoin AG	—	—	354	3,445	10	37	—	—
14	SEALCOIN AG	338	223	—	—	—	—	80	—
15	WISeSat.Space AG	500	—	—	—	—	—	—	—
	Total	4,230	223	8,400	9,889	3,009	2,803	1,742	—